Interest Rate Swaps (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative [Line Items]
Notional amount	$ 56,208,156		$ 68,976,781
Floating rate	LIBOR
Not Qualifying for Hedge Accounting | Unicredit Bank AG
Derivative [Line Items]
Effective date	Aug. 27, 2010
Termination Date	Aug. 27, 2015
Notional amount	25,500,000	[1]	35,700,000	[1]
Fixed rate	2.465%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | HSBC Bank Plc
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	4,560,000	[2]	0	[2]
Fixed rate	1.485%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	9,562,500	[3]	0	[3]
Fixed rate	1.22%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	5,918,792	[4]	0	[4]
Fixed rate	1.14%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	5,885,615	[5]	0	[5]
Fixed rate	1.01%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	4,781,250	[6]	0	[6]
Fixed rate	0.98%
Floating rate	3-month LIBOR
Not Qualifying for Hedge Accounting | Total
Derivative [Line Items]
Notional amount	56,208,157		35,700,000
Qualifiying for Hedge Accounting | HSBC Bank Plc
Derivative [Line Items]
Effective date	Apr. 10, 2012
Termination Date	Apr. 10, 2017
Notional amount	0	[2]	5,040,000	[2]
Fixed rate	1.485%
Floating rate	3-month LIBOR
Qualifiying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	May 08, 2012
Termination Date	May 05, 2017
Notional amount	0	[3]	10,312,500	[3]
Fixed rate	1.22%
Floating rate	3-month LIBOR
Qualifiying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	May 04, 2012
Termination Date	Mar. 31, 2017
Notional amount	0	[4]	6,401,958	[4]
Fixed rate	1.14%
Floating rate	3-month LIBOR
Qualifiying for Hedge Accounting | Nordea Bank Finland Plc
Derivative [Line Items]
Effective date	Jun. 18, 2012
Termination Date	May 04, 2017
Notional amount	0	[5]	6,366,073	[5]
Fixed rate	1.01%
Floating rate	3-month LIBOR
Qualifiying for Hedge Accounting | HSH Nordbank AG
Derivative [Line Items]
Effective date	Aug. 06, 2012
Termination Date	May 05, 2017
Notional amount	0	[6]	5,156,250	[6]
Fixed rate	0.98%
Floating rate	3-month LIBOR
Qualifiying for Hedge Accounting | Total
Derivative [Line Items]
Notional amount	$ 0		$ 33,276,781

[1]	The notional amount reduces by $2,550,000 on a quarterly basis up until the expiration of the interest rate swap.
[2]	The notional amount reduces by $120,000 on a quarterly basis up until the expiration of the interest rate swap.
[3]	The notional amount reduces by $187,500 on a quarterly basis up until the expiration of the interest rate swap.
[4]	The notional amount reduces by $120,792 on a quarterly basis up until the expiration of the interest rate swap.
[5]	The notional amount reduces by $120,115 on a quarterly basis up until the expiration of the interest rate swap.
[6]	The notional amount reduces by $93,750 on a quarterly basis up until the expiration of the interest rate swap.